Derivative Financial Instruments and Risk Management Policies - Details about Hedged Items by Fair Value Hedges (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Total allocated assets	€ 109,642	€ 109,213
Financial assets and other non-current assets	8,101	7,347
Receivables and other current assets	9,134	8,287
Other current financial assets	2,444	3,835
Non-current financial liabilities	35,059	35,290
Non-current lease liabilities	6,657	6,391
Payables and other non-current liabilities	3,546	3,089
Current financial liabilities	4,020	7,005
Payables and other current liabilities	13,509	13,210
Designated as Hedging Instrument
Disclosure of detailed information about hedged items [line items]
Total allocated assets	265	226
Financial assets and other non-current assets	104	101
Receivables and other current assets	152	106
Other current financial assets	7
Other heading of assets	2	19
Total allocated liabilities	11,039	9,998
Non-current financial liabilities	9,657	8,464
Non-current lease liabilities		31
Payables and other non-current liabilities	60	55
Current financial liabilities	563	624
Payables and other current liabilities	759	824
Designated as Hedging Instrument | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	30	4
Financial assets and other non-current assets	9	1
Receivables and other current assets	21	3
Other current financial assets	0
Other heading of assets	0	0
Designated as Hedging Instrument | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	(59)	1,689
Non-current financial liabilities	(74)	1,504
Non-current lease liabilities		(2)
Payables and other non-current liabilities	(2)	(3)
Current financial liabilities	52	210
Payables and other current liabilities	(35)	(20)
Designated as Hedging Instrument | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	15	0
Financial assets and other non-current assets	8	0
Receivables and other current assets	0	0
Other current financial assets	7
Other heading of assets	0	0
Total allocated liabilities	8,125	6,101
Non-current financial liabilities	7,735	5,987
Non-current lease liabilities		31
Payables and other non-current liabilities	0	0
Current financial liabilities	387	83
Payables and other current liabilities	3	0
Designated as Hedging Instrument | Interest rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	8	0
Financial assets and other non-current assets	8	0
Receivables and other current assets	0	0
Other current financial assets	0
Other heading of assets	0	0
Designated as Hedging Instrument | Interest rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	(88)	1,322
Non-current financial liabilities	(89)	1,309
Non-current lease liabilities		(2)
Payables and other non-current liabilities	0	0
Current financial liabilities	0	15
Payables and other current liabilities	1	0
Designated as Hedging Instrument | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	250	226
Financial assets and other non-current assets	96	101
Receivables and other current assets	152	106
Other current financial assets	0
Other heading of assets	2	19
Total allocated liabilities	1,295	1,437
Non-current financial liabilities	468	558
Non-current lease liabilities		0
Payables and other non-current liabilities	60	55
Current financial liabilities	11	0
Payables and other current liabilities	756	824
Designated as Hedging Instrument | Exchange rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	22	4
Financial assets and other non-current assets	1	1
Receivables and other current assets	21	3
Other current financial assets	0
Other heading of assets	0	0
Designated as Hedging Instrument | Exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	(38)	(23)
Non-current financial liabilities	0	0
Non-current lease liabilities		0
Payables and other non-current liabilities	(2)	(3)
Current financial liabilities	0	0
Payables and other current liabilities	(36)	(20)
Designated as Hedging Instrument | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other current financial assets	0
Other heading of assets	0	0
Total allocated liabilities	1,619	2,460
Non-current financial liabilities	1,454	1,919
Non-current lease liabilities		0
Payables and other non-current liabilities	0	0
Current financial liabilities	165	541
Payables and other current liabilities	0	0
Designated as Hedging Instrument | Interest rate and exchange rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other current financial assets	0
Other heading of assets	0	0
Designated as Hedging Instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	67	390
Non-current financial liabilities	15	195
Non-current lease liabilities		0
Payables and other non-current liabilities	0	0
Current financial liabilities	52	195
Payables and other current liabilities	0	0
Of which: accumulated amount of any hedge item that have cesased to be adjusted for gains and losses | Designated as Hedging Instrument | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other current financial assets	0
Other heading of assets	0	0
Of which: accumulated amount of any hedge item that have cesased to be adjusted for gains and losses | Designated as Hedging Instrument | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	21	63
Non-current financial liabilities	36	52
Non-current lease liabilities		0
Payables and other non-current liabilities	0	0
Current financial liabilities	1	16
Payables and other current liabilities	€ (16)	€ (5)